Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	200,000,000	200,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,500,000,000	1,500,000,000
Common stock, shares issued	903,263,385	579,271,135
Common stock, shares outstanding	903,263,385	579,271,135
Series A Preferred Stock [Member]
Preferred stock, shares authorized	134,100,750	134,100,750
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Series B Preferred Stock [Member]
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	747,250	197,000
Preferred stock, shares outstanding	747,250	197,000
Series C Preferred Stock [Member]
Preferred stock, shares authorized	30,000,000	30,000,000
Preferred stock, shares issued	24,000,000	30,000,000
Preferred stock, shares outstanding	24,000,000	30,000,000